ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
May 31, 2012
Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) consists of the following components:

(In thousands)	Foreign Currency Translation Adjustments	Pension And Other Postretirement Benefit Liability Adjustments, Net of Tax	Unrealized Gain (Loss) On Derivatives, Net of Tax	Unrealized Gain (Loss) On Securities, Net of Tax	Total
Balance at June 1, 2009	$27,398	$(63,202)	$3,514	$733	$(31,557)
Reclassification adjustments for gains included in net income, net of tax of $783				(1,399)	(1,399)
Other comprehensive income (loss)	(44,082)	(69,791)	(3,239)	17,574	(99,538)
Deferred taxes		22,442	1,072	(6,031)	17,483
Adjustment due to deconsolidation of SPHC	222	7,286	(288)		7,220

Balance at May 31, 2010	(16,462)	(103,265)	1,059	10,877	(107,791)
Reclassification adjustments for gains included in net income, net of tax of $2,791				(5,676)	(5,676)
Other comprehensive income	97,808	10,163	6,131	13,554	127,656
Deferred taxes		(3,603)	(1,923)	(2,590)	(8,116)

Balance at May 31, 2011	81,346	(96,705)	5,267	16,165	6,073
Reclassification adjustments for gains included in net income, net of tax benefit of $844				1,043	1,043
Other comprehensive income	(89,863)	(119,189)	(5,512)	(21,010)	(235,574)
Deferred taxes		41,720	1,445	7,400	50,565

Balance at May 31, 2012	$(8,517)	$(174,174)	$1,200	$3,598	$(177,893)